Liquidity	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Note 3 - Liquidity
The Company's consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. For the year ended December 31, 2021, the Company incurred a net loss of $276.6 million and had negative cash flows from operating activities of $93.3 million. As of December 31, 2021, the Company had an accumulated deficit of $428.7 million and cash of $262.3 million.
In the quarter ended June 30, 2020, the Company’s revenues declined due to COVID-19. Customer demand for advertising space declined due to the decrease in foot traffic at the Company's site hosts as consumers were subject to shelter-in-place orders around the United States. Productivity and capital expenditures decreased as construction activities of the media-enabled charging stations were temporarily halted due to the shelter-in-place orders.
Beginning in the first quarter of 2021, there has been a trend of increasing availability and administration of vaccines against COVID-19, as well as an easing of restrictions on social, business, travel and government activities and functions. On the other hand, infection rates and regulations continue to fluctuate in various regions and there are ongoing global impacts resulting from the pandemic, including challenges and increases in costs for logistics and supply chains. As economic activity has resumed and new EV sales have increased, revenue has increased since the last pre-COVID fiscal year.
In response, management implemented several plans to mitigate the impact of COVID-19 on the Company’s financial performance, including operating cost containment measures, payroll reductions, reduced capital expenditures, re-prioritization of high-value and essential sites, and raising capital through debt and equity transactions. Many of the Company's charging stations are located in close proximity to essential businesses, positioning the Company for recovery as shelter-in-place orders lift and consumers gradually return to in-person shopping. There are inherent uncertainties associated with predicting consumer behavior, particularly after the effects of COVID-19. Trends may or may not improve based on mitigating plans implemented by management.
Legacy Volta entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. on February 7, 2021 and following the Closing, began trading on the New York Stock Exchange (NYSE) (see Note 1 - Description of Business). The Company raised aggregate cash proceeds of over $350.1 million in cash following the Reverse Recapitalization through the sale of shares of Volta Common Stock. Additional cash obligations in the next twelve months are expected to include investments in the operations and purchases to expand the business. Management has considered conditions and events which provide substantial doubt about the Company's ability to continue as a going concern over the 12 months following the issuance of the consolidated financial statements. The Company concluded that there is substantial doubt that the Company cannot continue as a going concern in the next twelve months based on reasonable information available to us as of the date of this analysis. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital, the Company may significantly curtail its operations, modify strategic plans and/or dispose of certain operations or assets.
Note 3 - Liquidity
The Company's condensed consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. For the three months ended March 31, 2022, the Company incurred a net loss of $48.1 million and had negative cash flows from operating activities of $33.8 million. As of March 31, 2022, the Company had an accumulated deficit of $476.9 million and cash of $205.4 million.
Legacy Volta entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. on February 7, 2021 and following the Closing, began trading on the New York Stock Exchange (NYSE) (see Note 1 - Description of Business). The Company received net cash proceeds of over $350.1 million in cash following the Reverse Recapitalization through the sale of shares of Volta common stock. However, additional cash obligations in the next twelve months are expected to include investments in the operations and purchases to expand the business. Management has considered conditions and events which provide substantial doubt about the Company's ability to continue as a going concern over the 12 months following the issuance of the condensed consolidated financial statements. The Company concluded that there is substantial doubt about the Company's ability to continue as a going concern in the next twelve months based on reasonable information available to us as of the date of this analysis. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital, the Company may significantly curtail its operations, modify strategic plans and/or dispose of certain operations or assets.